Accounts Payable and Accrued Liabilities (Details) - Schedule accounts payable and accrued liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Accounts Payable And Accrued Liabilities Abstract
Accounts payable (Note 12)	$ 138,276	$ 386,030
Due to related parties (Note 12 and Note 14)	304,623	302,883
Accrued liabilities (Note 12)	79,113	143,486
Total	$ 522,012	$ 832,399